Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Bonus element restatement factor	1.29	1.29
Number of segments	4
Amount reclassified from cost of sales to write-down of carrying value of property, plant and equipment	$ 15,200,000
Oyu Tolgoi [Member]
Property, Plant and Equipment [Line Items]
Historical funding percentage of exploration	100.00%
Assets, carrying amount	7,900,000,000
Liability, carrying amount	600,000,000
Maximum exposure to loss related to this VIE	$ 9,300,000,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Final adjustment period for selling price	30 days
Voting interest	20.00%
Property, plant and equipment expected economic lives	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Final adjustment period for selling price	180 days
Voting interest	50.00%
Property, plant and equipment expected economic lives	20 years